[NATIONAL ASSET MANAGEMENT CORE EQUITY FUND]





                              SEMI-ANNUAL REPORT

                              FOR THE PERIOD ENDED
                                OCTOBER 31, 1999
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


Dear Fellow Shareholders:

We are pleased to present you with the first semi-annual report on the progress of the National Asset Management Core Equity Fund for the five-month period ending October 31, 1999. The Fund got off to a good start in its first five months of existence, gaining 7.20%. This compares quite favorably to the S&P 500 Index that advanced by 5.21% over the same time period.

The goal of the Fund is to earn a high total investment return. Our investment philosophy is to pursue this goal in three ways: to stay fully invested in the stock market, to blend both growth and value investment styles, and to diversify the portfolio among three attributes or types of stocks: growth, high yield, and low P/E. The Fund invests in these attributes because they each have outperformed the S&P 500 Index over the long term, but each performs quite differently during different economic conditions.

Over the last five months the market environment has favored large capitalization growth stocks, which we have been emphasizing in the portfolio. Value stocks have not been able to sustain the brief rally they experienced in the second quarter. We continue to monitor the economy, watching diligently for indications of a favorable environment for the more cyclical low P/E and high yield stocks. Should it materialize, we will gradually shift the attribute weightings accordingly.

The portfolio is broadly diversified across the major sectors of the large capitalization equity market. The largest single sector weighting is technology, which at times approached 25% of the portfolio and 5% larger than the S&P 500 Index weighting. This overweighting was the largest single source of extra market return during the Fund's first five months. The technology stocks in the portfolio can be characterized as those which are leaders in their niches. These companies are benefiting financially from the technology and communication revolution taking place in the world today. All of these are well established companies which are very profitable, and not the faddish IPOs associated with the dot.com craze.

Our outlook is for the large capitalization high quality companies to continue to perform well, driven by strong market shares and solid relative earning growth. Without question, we are in an environment where progress will systematically be interrupted by periods of volatility. The trends of increasing global free trade and low inflation should allow corporate earnings growth to be solid in the new year.
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


We thank you for your support and the trust you have expressed in us by investing in our Fund. We look forward to a long and mutually rewarding relationship.

Sincerely,

NATIONAL ASSET MANAGEMENT EQUITY TEAM


Past performance of the Fund and the S&P 500 Index is not predictive of future performance. Fund share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment. The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes are not available for direct investment and do not incur expenses.

The information contained in this report is authorized for use when proceeded or accompanied by a prospectus for the Fund. The Fund is distributed by First Fund Distributors, Inc., 4455 E. Camelback Rd., Suite 261E, Phoenix, AZ 85018.
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
 Shares    COMMON STOCKS: 98.26%                                    Market Value
--------------------------------------------------------------------------------
           BASIC INDUSTRY: 8.08%
   270     Alcoa Inc.............................................  $    16,403
   170     Champion International Corporation....................        9,828
   110     E. I. du Pont de Nemours and Company..................        7,088
   300     Ingersoll-Rand Company................................       15,675
   200     Praxair, Inc..........................................        9,350
   330     Sigma-Aldrich Corporation.............................        9,405
   250     Willamette Industries, Inc............................       10,391
                                                                   -----------
                                                                        78,140
                                                                   -----------
           CAPITAL GOODS: 8.21%
   200     Caterpillar Inc.......................................       11,050
    40     Emerson Electric Co...................................        2,403
   214     General Electric Company..............................       29,010
   320     Lucent Technologies Inc...............................       20,560
   360     Pitney Bowes Inc......................................       16,402
                                                                   -----------
                                                                        79,425
                                                                   -----------
           CONSUMER CYCLICAL: 8.38%
   270     Dayton Hudson Corporation.............................       17,449
    90     Masco Corporation.....................................        2,745
   311     The Home Depot, Inc...................................       23,481
   410     The Interpublic Group of Companies, Inc...............       16,656
   362     Wal-Mart Stores, Inc..................................       20,679
                                                                   -----------
                                                                        81,010
                                                                   -----------
           CONSUMER STAPLES: 9.86%
   613     Automatic Data Processing.............................       29,539
   300     Ceridian Corp. *......................................        6,581
   150     Cintas Corporation....................................        9,038
   400     CVS Corporation.......................................       17,375
    60     Philip Morris Companies Inc...........................        1,511
   250     Safeway Inc. *........................................        8,828
   180     The Coca-Cola Company.................................       10,620
   470     Walgreen Co...........................................       11,838
                                                                   -----------
                                                                        95,330
                                                                   -----------

                                                                               4
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
           ENERGY: 6.76%
    17     Conoco Inc. - Class B.................................  $       448
   160     Exxon Corporation.....................................       11,850
   240     Mobil Corporation.....................................       23,160
   250     Schlumberger Limited..................................       15,141
   240     Texaco Inc................................... ........       14,729
                                                                   -----------
                                                                        65,328
                                                                   -----------
           FINANCE: 16.45%
   150     American General Corporation..........................       11,128
   295     American International Group, Inc.....................       30,367
   308     Associates First Capital Corporation..................       11,242
   340     Citigroup Inc. *......................................       18,403
   160     Comerica Incorporated.................................        9,510
   210     Commerce Bancshares, Inc..............................        8,138
   310     Fannie Mae............................................       21,933
   170     MGIC Investment Corporation...........................       10,158
   340     Radian Group Inc......................................       17,956
   140     The Chase Manhattan Bank..............................       12,233
   155     The PMI Group, Inc....................................        8,040
                                                                   -----------
                                                                       159,106
                                                                   -----------
           HEALTHCARE: 13.86%
   346     Bristol-Myers Squibb Company..........................       26,577
   220     Eli Lilly and Company.................................       15,153
   250     Guidant Corporation...................................       12,344
   200     Johnson & Johnson.....................................       20,950
   440     Medtronic, Inc........................................       15,235
   333     Merck & Co, Inc.......................................       26,494
   350     Schering-Plough Corporation...........................       17,325
                                                                   -----------
                                                                       134,078
                                                                   -----------

                                                                               5
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
           TECHNOLOGY: 21.71%
   280     Altera Corporation *..................................  $    13,615
   190     Applied Materials, Inc. *.............................       17,064
   321     Cisco Systems, Inc. *.................................       23,754
   209     Computer Sciences Corporation *.......................       14,356
   300     Fiserv, Inc. *........................................        9,600
   310     Intel Corporation.....................................       24,006
   233     International Business
                Machines Corporation.............................       22,921
   150     Linear Technology Corporation.........................       10,491
   180     Maxim Integrated Products, Inc *......................       14,209
   365     Microsoft Corporation *...............................       33,785
   290     Teradyne, Inc. *......................................       11,165
   190     Xilinx,  Inc. *.......................................       14,939
                                                                   -----------
                                                                       209,905
                                                                   -----------
           UTILITY: 4.95%
   374     BellSouth Corporation.................................       16,830
   190     MCI WorldCom Incorporated *...........................       16,304
   290     SBC Communications Inc................................       14,772
                                                                   -----------
                                                                        47,906
                                                                   -----------

           Total Comon Stocks (Cost $894,112)....................      950,228

                                                                               6
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

SCHEDULE OF INVESTMENTS
AT OCTOBER 31, 1999 (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------
Principal Amount Short-Term Investments: 7.60%
--------------------------------------------------------------------------------

$73,541    Firstar Stellar Treasury Fund
                (Cost $73,541)...................................       73,541

           Total Investments in Securities
                (Cost $967,653): 105.86%.........................    1,023,769
           Liabilities in excess of
                                                                   -----------
                Other Assets: (5.86)%............................      (56,714)
                                                                   -----------
           TOTAL NET ASSETS: 100.00% ............................  $   967,055
                                                                   ===========

*Non-income producing security.

+At October 31, 1999,  the cost of  securities  for Federal tax purposes was the
same  as  the  basis  for  finacial  reporting.   Unrealized   appreciation  and
depreciation of securitites were as follows:

Gross unrealized appreciation....................................  $    74,119
Gross unrealized depreciation....................................      (18,004)
                                                                   -----------
         Net unrealized appreciation.............................  $    56,115
                                                                   ===========

                                                                               7
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
       Investments in securities, at value
           (identified cost $967,654) .........................     $ 1,023,769
       Receivables
           Due from Advisor ...................................           7,406
           Receivable for Securities Sold .....................           1,377
           Dividends and interest .............................             662
       Prepaid expenses .......................................           1,144
                                                                    -----------
                Total assets ..................................       1,034,358
                                                                    -----------

LIABILITIES
       Payables
           Securities Purchased ...............................          51,866
       Accrued expenses .......................................          15,437
                                                                    -----------
                Total liabilities .............................          67,303
                                                                    -----------

NET ASSETS ....................................................     $   967,055
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($967,055 / 90,175 shares outstanding; unlimited number
  of shares [par value $0.01] authorized) .....................     $     10.72
                                                                    ===========

COMPONENTS OF NET ASSETS
       Paid-in capital ........................................     $   912,047
       Net investment income ..................................             393
       Accumulated net realized loss on investments ...........          (1,500)
       Net unrealized appreciation on investments .............          56,115
                                                                    -----------
           Net assets .........................................     $   967,055
                                                                    ===========

See accompanying Notes to Financial Statements.

                                                                               8
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

STATEMENT OF OPERATIONS - FOR THE PERIOD FROM JUNE 2, 1999* THROUGH
OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Income
            Dividends ...........................................      $  1,697
            Interest ............................................           553
                                                                       --------
                  Total income ..................................         2,250
                                                                       --------

       Expenses
            Organization expense ................................        30,000
            Administration fee ..................................        12,246
            Professional fees ...................................         7,475
            Fund accounting fees ................................         7,349
            Transfer agent fees .................................         6,941
            Custodian fees ......................................         2,858
            Reports to shareholders .............................         1,225
            Trustees' fees ......................................         1,021
            Other ...............................................         1,002
            Advisory fees .......................................           977
            Registration fees ...................................           326
                                                                       --------
            Total expenses ......................................        71,420
                 Less, advisory fee waiver and
                      absorption (Note 3) .......................       (69,563)
                                                                       --------
                 Net expenses ...................................         1,857
                                                                       --------
                      Net investment income .....................           393
                                                                       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss from security transactions .............        (1,500)
       Net change in unrealized appreciation on
            investments .........................................        56,115
                                                                       --------
            Net realized and unrealized gain on
                 investments ....................................        54,615
                                                                       --------
                 NET INCREASE IN NET ASSETS RESULTING
                      FROM OPERATIONS ...........................      $ 55,008
                                                                       ========

* Commencement of operations.

See accompanying Notes to Financial Statements.

                                                                               9
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                June 2, 1999*
                                                                   through
                                                              October 31, 1999+
                                                              -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
      Net investment income ..................................    $     393
      Net realized loss from security transactions ...........       (1,500)
      Net change in unrealized appreciation on investments ...       56,115
                                                                  ---------
           NET INCREASE IN NET ASSETS RESULTING FROM
                 OPERATIONS ..................................       55,008
                                                                  ---------

CAPITAL SHARE TRANSACTIONS
      Net increase in net assets derived from net change in
           outstanding shares (a) ............................      912,047
                                                                  ---------
           TOTAL INCREASE IN NET ASSETS ......................      967,055
                                                                  ---------

NET ASSETS
Beginning of period ..........................................           --
                                                                  ---------
END OF PERIOD ................................................    $ 967,055
                                                                  =========

(a) A summary of capital shares transactions is as follows:

                                                             June 2, 1999*
                                                                through
                                                           October 31, 1999+
                                                      Shares     Paid in Capital
                                                      ------     ---------------

Shares sold .......................................   90,175        $ 912,047
Shares redeemed....................................       --               --
                                                      ------        ---------
Net increase.......................................   90,175        $ 912,047
                                                      ======        =========

* Commencement of operations.

+ Unaudited.

                                                                              10
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                               June 2, 1999*
                                                                  through
                                                             October 31, 1999+
                                                             -----------------

Net asset value, beginning of period......................         $10.00

Income from investment operations:
      Net investment income...............................           0.72
                                                                   ------
Total from investment operations..........................           0.72
                                                                   ------

Net asset value, end of period............................         $10.72
                                                                   ======

Total return..............................................           7.20%++

Ratios/supplemental data:
Net assets, end of period (000)...........................         $  967

Ratio of expenses to average net assets:
      Before expense reimbursement........................          35.00%+
      After expense reimbursement.........................           0.95%+

Ratio of net investment income to average net assets:
      After expense reimbursement.........................           0.19%+

Portfolio turnover rate...................................          14.27%

*  Commencement of operations.

+  Annualized.

++ Not Annualized.


See accompanying Notes to Financial Statements.

                                                                              11
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
AT OCTOBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The National Asset Management Core Equity Fund (the "Fund") is a series of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on June 2, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                                                              12
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

          Realized gains and losses on securities sold are determined on the basis of identified cost. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

     D. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER

TRANSACTIONS WITH AFFILIATES

     For  the  period  ended  October  31,  1999,   National  Asset   Management
Corporation (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the period ended October 31, 1999, the Fund incurred $977 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 0.95% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to

                                                                              13
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED), CONTINUED
--------------------------------------------------------------------------------

the Fund's payment of current ordinary operating expenses. For the period ended October 31, 1999, the Advisor reduced its fees and absorbed Fund expenses in the amount of $69,563; no amounts were reimbursed to the Advisor.

     Investment Company Administration, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                          Fee rate
     ----------------                          --------
     Less than $15 million                     $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $50 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                    0.05% of average daily net assets

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     For the period ended October 31, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $959,698 and $65,500, respectively.

                                                                              14
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                   NATIONAL ASSET MANAGEMENT CORE EQUITY FUND


CHANGE IN INDEPENDENT ACCOUNTANT

On August 27, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

On September 10, 1999, the Fund, with the approval of its Board of Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                     ADVISOR
                      National Asset Management Corporation
                             101 South Fifth Street
                              Louisville, KY 40202

                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Ste. 261E
                                Phoenix, AZ 85018

                                    CUSTODIAN
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202

                                 TRANSFER AGENT
                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132
                                 (800) 385-7003

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104